Segment and geographic information - Business segments' results (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting Information [Line Items]
Trading gains (losses)	¥ 91,142	¥ 131,463	¥ 143,136	¥ 270,552
Non-interest expenses - Other	¥ 76,873	¥ 55,418	125,087	¥ 104,418
U.S. Client [Member]
Segment Reporting Information [Line Items]
Losses arising from transactions included in Non-interest revenue and Non-interest expense			65,362
Trading gains (losses)			(56,073)
Non-interest expenses - Other			¥ 9,289